Goodwill and intangible assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 26,047	$ 22,659	$ 22,212
Product intangibles: not available for use	0	2,788	447
Retirements	0	0	0
Foreign exchange difference	106	600	0
Intangible assets and goodwill at end of period	26,153	26,047	22,659
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	925	901	883
Product intangibles: not available for use	0	0	18
Retirements	0	0	0
Foreign exchange difference	(2)	24	0
Intangible assets and goodwill at end of period	923	925	901
Apraglutide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,334	21,758	21,329
Product intangibles: not available for use	0	0	429
Retirements	0	0	0
Foreign exchange difference	(34)	576	0
Intangible assets and goodwill at end of period	22,300	22,334	21,758
Comet platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,788	0	0
Product intangibles: not available for use	0	2,788	0
Retirements	0	0	0
Foreign exchange difference	142	0	0
Intangible assets and goodwill at end of period	$ 2,930	$ 2,788	$ 0